Shareholder Fees - Thrivent Core Emerging Markets Equity Fund - None	Feb. 28, 2021
Shareholder Fees:
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)
Maximum Deferred Sales Charge (load) (as a percentage of the lower of the original purchase price or current net asset value)